Consolidated statements of cash flows - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Cash flows from (used in) operating activities [abstract]
Cash flows from operating activities		$ 1,607.0	$ 1,192.8	$ 1,379.2
Cash generated by operations		2,747.3	2,392.6	2,658.8
Interest received		17.4	23.4	12.1
Change in working capital		13.9	(199.1)	(134.2)
Cash generated by operating activities		2,778.6	2,216.9	2,536.7
Silicosis payment		(0.4)	(1.3)	(0.7)
Interest paid		(130.4)	(104.8)	(97.2)
Royalties paid		(136.1)	(113.4)	(112.3)
Taxation paid		(525.5)	(421.8)	(611.7)
Net cash from operations		1,986.2	1,575.6	1,714.8
Dividends paid		(379.2)	(382.8)	(335.6)
– Owners of the parent		(350.9)	(368.6)	(304.4)
– Non-controlling interest holders		(27.6)	(13.5)	(30.3)
– South Deep BEE dividend		(0.7)	(0.7)	(0.9)
Cash flows from (used in) investing activities [abstract]
Cash flows from investing activities		(2,590.6)	(1,369.7)	(1,072.2)
Additions to property, plant and equipment		(1,183.4)	(1,054.7)	(1,069.3)
Capital expenditure – working capital		(5.2)	35.5	26.3
Proceeds on disposal of property, plant and equipment		2.7	2.0	2.0
Purchase of investments		(57.6)	(30.6)	(21.6)
Purchase of equity-accounted investee – Windfall Project		0.0	(247.1)	0.0
Windfall Project capital contributions		(65.3)	(69.1)	0.0
Purchase of Osisko	[1]	(1,452.5)	0.0	0.0
Proceeds on disposal of investments		56.6	5.0	1.5
Contributions to environmental trust funds		(13.2)	(10.7)	(11.1)
Cash flows from (used in) financing activities [abstract]
Cash flows from financing activities		1,212.6	82.4	(56.9)
Loans raised		2,291.1	804.8	206.5
Loans repaid		(986.3)	(650.9)	(197.9)
Payment of principal lease liabilities		(92.2)	(71.5)	(65.5)
Net cash generated/(utilised)		229.0	(94.5)	250.1
Effect of exchange rate fluctuation on cash held		(17.5)	(26.2)	(5.4)
Cash and cash equivalents at beginning of the year		648.7	769.4	524.7
Cash and cash equivalents at end of the year		860.2	648.7	769.4
Rusoro Mining Limited
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of Rusoro and Asanko		62.3	0.0	0.0
Asanko Gold
Cash flows from (used in) investing activities [abstract]
Proceeds from disposal of Rusoro and Asanko		$ 65.0	$ 0.0	$ 0.0

[1]	The purchase of Osisko comprises US$1,483.2 million cash consideration paid, partially offset by US$30.7 million Osisko take-on cash and cash equivalents.